INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property
Operating investment properties at fair value	$ 15,300	$ 11,300
Investment property pledged as security	63,900	61,900
Borrowing costs capitalised	302	249
Commercial developments
Disclosure of detailed information about investment property
Construction in progress	428	758
Construction and other related costs capitalised	405	730
Borrowing costs capitalised	$ 23	$ 28
Capitalisation rate of borrowing costs eligible for capitalisation (percent)	1.60%	1.20%